Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 439,180	$ 290,011
Short-term investments	92,999	130,817
Accounts receivable, net of allowance for doubtful accounts of $7,614 and $7,255 in 2016 and 2015, respectively	278,244	273,853
Income taxes receivable	23,795	26,940
Inventories, net	136,552	136,586
Prepaid expenses and other current assets	66,799	70,121
Deferred income taxes	0	33,068
Total current assets	1,037,569	961,396
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $451,160 and $409,634 in 2016 and 2015, respectively	436,655	442,944
Goodwill	1,925,518	1,875,698
Intangible assets, net of accumulated amortization of $948,072 and $827,084 in 2016 and 2015, respectively	557,159	636,421
Deferred income taxes	68,384	2,036
Other long-term assets (of which $13,067 and $7,472 in 2016 and 2015 due from related parties, respectively)	282,909	260,622
Total long-term assets	3,270,625	3,217,721
Total assets	4,308,194	4,179,117
Current liabilities:
Accounts payable	51,218	52,306
Accrued and other current liabilities (of which $3,926 in 2016 due to related parties)	230,305	192,069
Income taxes payable	26,906	21,515
Deferred income taxes	0	2,463
Total current liabilities	308,429	268,353
Long-term liabilities:
Long-term debt, net of current portion	1,067,096	1,049,026
Deferred income taxes	40,621	69,610
Other long-term liabilities (of which $5,889 in 2016 due to related parties)	284,952	224,058
Total long-term liabilities	1,392,669	1,342,694
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 239,707 shares in 2016 and 2015	2,812	2,812
Additional paid-in capital	1,794,665	1,765,595
Retained earnings	1,263,464	1,209,197
Accumulated other comprehensive loss	(333,839)	(259,156)
Less treasury shares, at cost— 5,147 and 6,702 shares in 2016 and 2015, respectively	(120,006)	(152,412)
Equity attributable to the owners of QIAGEN N.V.	2,607,096	2,566,036
Noncontrolling interest	0	2,034
Total equity	2,607,096	2,568,070
Total liabilities and equity	$ 4,308,194	$ 4,179,117